FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities designated at fair value through profit or loss	£ 6,828	£ 7,531
Trading liabilities:
Trading Liabilities	15,818	13,955
Financial liabilities at fair value through profit or loss	22,646	21,486
Liabilities in respect of securities sold under repurchase agreements
Trading liabilities:
Trading Liabilities	14,996	11,048
Other deposits
Trading liabilities:
Trading Liabilities	6	98
Short positions in securities
Trading liabilities:
Trading Liabilities	816	2,809
Level 1
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities designated at fair value through profit or loss	0	0
Trading liabilities:
Trading Liabilities	778	2,781
Financial liabilities at fair value through profit or loss	778	2,781
Level 1 | Liabilities in respect of securities sold under repurchase agreements
Trading liabilities:
Trading Liabilities	0	0
Level 1 | Other deposits
Trading liabilities:
Trading Liabilities	0	0
Level 1 | Short positions in securities
Trading liabilities:
Trading Liabilities	778	2,781
Level 2
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities designated at fair value through profit or loss	6,783	7,483
Trading liabilities:
Trading Liabilities	15,040	11,174
Financial liabilities at fair value through profit or loss	21,823	18,657
Level 2 | Liabilities in respect of securities sold under repurchase agreements
Trading liabilities:
Trading Liabilities	14,996	11,048
Level 2 | Other deposits
Trading liabilities:
Trading Liabilities	6	98
Level 2 | Short positions in securities
Trading liabilities:
Trading Liabilities	38	28
Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities designated at fair value through profit or loss	45	48
Trading liabilities:
Trading Liabilities	0	0
Financial liabilities at fair value through profit or loss	45	48
Level 3 | Liabilities in respect of securities sold under repurchase agreements
Trading liabilities:
Trading Liabilities	0	0
Level 3 | Other deposits
Trading liabilities:
Trading Liabilities	0	0
Level 3 | Short positions in securities
Trading liabilities:
Trading Liabilities	£ 0	£ 0